Merger Transaction and Acquisition	9 Months Ended
Sep. 30, 2025
Merger Transaction and Acquisition [Abstract]
Merger Transaction and Acquisition

Note 3. Merger Transaction and Acquisition

Less Common Metals Ltd. Acquisition

On September 26, 2025, Laconia Acquisition Sub Limited (“Laconia”), a wholly owned indirect subsidiary of the Company, entered into a Share Purchase Agreement (the “SPA”) with Indian Ocean Rare Metals Pte. Ltd. (“IORM”), a Singapore private limited company. IORM’s operating subsidiary is Less Common Metals Ltd. (“LCM”), a United Kingdom (U.K.)-based manufacturer of specialized rare earth metals and both cast and strip-cast alloys. LCM produces both light and heavy rare earth permanent magnet metals and alloys at scale in its facility in Cheshire, U.K. The Company believes the acquisition will provide:

•        access to key commercial, industry and government relationships;

•        access to critical rare earth metal and metal alloy production and high-quality rare-earth strip cast alloy, which is essential to magnet production;

•        access to unique assets and competitive advantages which allows the Company to control its rare earth metal inputs, as well as ensure that investments are made to support the growth of its magnet business, as well as enabling the Company to deliver a lower risk and lower cost solution that is unique to the industry;

•        important capability to process recycled rare earth oxides which will reuse end of life magnets, and allow for a more sustainable manufacturing process; and

•        access to alternative low-cost sources of feedstock.

Pursuant to the Laconia Acquisition Agreement, Laconia will purchase, acquire and accept from IORM’s shareholders all rights, title and interest in and to all of the shares of IORM held by the IORM shareholders, amounting to all of the outstanding and issued shares in IORM (the “Acquisition”). Upon the terms and subject to the conditions of the Laconia Acquisition Agreement, at closing, Laconia shall pay to the IORM shareholders the aggregate consideration of $100.0 million in cash and 6.74 million shares of the Company’s common stock, subject to the deposit of 1.0 million shares of the Company’s common stock into escrow and customary deductions for net indebtedness, transaction expenses and working capital, as well as customary post-closing adjustments. Prior to the closing of the Acquisition, the Company will need to obtain a receipt of approval from (or a notification or final notification that no further action will be taken by) U.K. Secretary of State pursuant to the National Security and Investment Act 2021 (“NSIA”) (including a notification by the U.K. Secretary of State that no further action will be taken in relation to the transaction, or final notification by the U.K. Secretary of State that no further action will be taken by the NSIA in relation to a call-in notice in respect of the transaction). The Company expects the Acquisition to close during the fourth quarter of 2025.

Business Combination Agreement

On August 21, 2024, IPXX entered into a Business Combination Agreement (as amended on November 12, 2024 and January 30, 2025, the “Business Combination Agreement”), by and among IPXX, USA Rare Earth, LLC, a Delaware limited liability company (“USARE LLC”), and IPXX Merger Sub, LLC, a Delaware limited liability company and a direct wholly owned subsidiary of IPXX (“Merger Sub”). Pursuant to the Business Combination Agreement, Merger Sub merged with and into USARE LLC, with USARE LLC continuing as the surviving company (the “Merger”).

On March 12, 2025, as contemplated by the Business Combination Agreement, IPXX filed a notice of deregistration with the Cayman Islands Registrar of Companies and filed a certificate of incorporation and certificate of corporate domestication with the Delaware Secretary of State, pursuant to which IPXX was domesticated and continues as a Delaware corporation, changing its name to USA Rare Earth, Inc. (the “Domestication”).

In connection with the Merger, approximately $22.8 million of cash held in trust, net of redemptions by IPXX’s public shareholders, became available for use by the Company as well as $8.0 million in proceeds received from the closing of the private investment in public equity (“PIPE”) financing. In addition, the Company incurred certain earnout obligations discussed further below.

Earnout Liabilities

As part of the Merger transaction, the Company is required to issue up to 10.1 million additional shares of Common Stock in two (2) tranches (the “Earnout Shares”) upon certain triggering events commencing on March 13, 2026 and ending on March 13, 2031 (the “Earnout Period”). The two triggering events are as follows:

•        The first tranche of 5.05 million Earnout Shares would be distributed if, during the time period beginning on the date of the first anniversary of the Closing Date and ending on the date of the sixth anniversary of the Closing Date (the “Earnout Period”), the market price of the Common Stock is greater than or equal to $15.00 per share and less than $20.00 per share for a period of at least twenty out of thirty consecutive trading days.

•        The second tranche of 5.05 million Earnout Shares would be distributed if, during the Earnout Period, the market price of the Common Stock is greater than or equal to $20.00 per share for a period of at least twenty out of thirty consecutive trading days.

The Earnout Shares are classified as liabilities and no additional analysis under ASC 815 is required. The Earnout Shares are recorded through the recapitalization of equity within additional paid-in capital upon recognition and are remeasured on a recurring basis. See Note 4, “Fair Value Measurements” for further information and valuation of the Earnout Shares.

As of September 30, 2025, none of the Triggering Events have occurred.

Forward Purchase Agreements

On March 11, 2025, IPXX entered into forward purchase agreements (“FPAs”) with three (3) separate investors (“Sellers”) pursuant to which the Sellers agreed to hold up to a total of approximately 1.89 million publicly held IPXX Class A ordinary shares (“Public Shares”) in connection with the closing of the Merger. Each FPA amended, restated and superseded in its entirety a separate FPA with each of the Sellers, dated March 10, 2025, which had identical terms to those described herein, except that the Reset Price (as defined in the FPAs) was not subject to a floor price of $4.00. For purposes of the FPAs, the Public Shares held by each of the Sellers are referred to as such Seller’s “Maximum Shares.” Each Seller, acting separately and solely for its own account, was permitted, if necessary, to (i) reverse its previous election to redeem its Public Shares in connection with the Merger Transactions pursuant to the redemption rights set forth in IPXX’s amended and restated memorandum and articles of association or (ii) purchase Public Shares through a broker in the open market from holders of Public Shares (other than IPXX), including from holders who previously elected to redeem their Public Shares in connection with the Merger Transactions pursuant to the redemption rights set forth in IPXX’s amended and restated memorandum and articles of association. The aggregate number of Public Shares subject to each FPA investor (the “FPA Shares”) was the aggregate number of Public Shares as notified to the Company by the applicable Seller, but in no event more than such Seller’s Maximum Shares set forth above. Each Seller notified the Company that it would subject the Maximum Shares to their respective FPAs. Prior to the date that was 90 days after the Closing Date (the “Maturity Date”), each Seller was permitted to sell any, or all, of their FPA Shares.

On various dates between the Closing Date of the Merger and September 30, 2025, the Sellers exercised their early termination rights under the FPAs with respect to approximately 1.89 million FPA Shares. As of September 30, 2025, all FPAs have been terminated. Upon the early termination of the FPAs, the Sellers remitted cash to the Company at the initial price of $11.00, resulting in cash proceeds received in the amount of $20.8 million from the Sellers, which was recorded as a reduction of the subscription receivable at the fair value of the terminated shares on the date of termination with an offset to additional paid-in capital.